Quarterly Report
June 30, 2024
MFS®  California
Municipal Bond Fund
MCA-Q1

Portfolio of Investments
6/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.7%
Airport Revenue – 8.2%
Burbank, Glendale & Pasadena, CA, Airport Authority Rev., “B”, 5.25%, 7/01/2054	$3,250,000	$3,494,373
Burbank, Glendale & Pasadena, CA, Airport Authority Rev., “B”, AGM, 4.375%, 7/01/2049	3,000,000	2,962,594
California Municipal Finance Authority Rev. (LINXS APM Project), “A”, 5%, 12/31/2047	2,190,000	2,209,596
Fresno, CA, Airport Revenue, “A”, BAM, 4.25%, 7/01/2044	1,000,000	988,056
Fresno, CA, Airport Revenue, “A”, BAM, 5%, 7/01/2053	1,000,000	1,045,163
Long Beach, CA, Senior Airport Rev., “C”, AGM, 5%, 6/01/2042	1,000,000	1,059,362
Long Beach, CA, Senior Airport Rev., “C”, AGM, 5.25%, 6/01/2047	1,500,000	1,604,933
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5.25%, 5/15/2042	2,000,000	2,193,956
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 4.125%, 5/15/2043	500,000	494,856
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “H”, 4%, 5/15/2047	3,000,000	2,881,708
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 4%, 5/15/2049	5,000,000	4,722,193
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “C”, 5%, 5/15/2038	1,935,000	1,995,660
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “D”, 5%, 5/15/2037	1,305,000	1,372,952
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “D”, 5%, 5/15/2038	1,305,000	1,368,340
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.25%, 6/30/2060	2,840,000	2,973,433
Sacramento County, CA, Airport System Rev., “B”, 5%, 7/01/2038	2,000,000	2,063,861
Sacramento County, CA, Airport System Rev., “C”, 5%, 7/01/2039	1,000,000	1,029,559
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2047	665,000	673,275
San Francisco, CA, City & County Airports Commission Refunding Rev., “C”, 5.75%, 5/01/2048	5,000,000	5,582,872
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2044	2,605,000	2,681,381
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5.25%, 5/01/2049	1,000,000	1,079,779
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 4%, 5/01/2052	2,500,000	2,343,990
San Jose, CA, Airport Rev., “A”, 5%, 3/01/2035	1,000,000	1,028,789
San Jose, CA, Airport Rev., “A”, 5%, 3/01/2047	2,000,000	2,023,664
		$49,874,345
General Obligations - General Purpose – 2.7%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$1,080,000	$968,533
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	810,000	814,039
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 5.625%, 7/01/2029	238,428	255,718
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 5.75%, 7/01/2031	497,583	552,535
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2033	219,601	219,930
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2035	383,721	376,684
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2037	169,415	163,085
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2041	230,339	214,678
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, “A”, 4%, 7/01/2046	765,550	692,563
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, “A”, 0%, 7/01/2024	35,723	35,723
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, “A”, 0%, 7/01/2033	282,606	188,572
Oakland, CA, General Obligation, “D”, 5.5%, 7/15/2053	5,000,000	5,682,362
State of California, Various Purpose General Obligation, 4%, 3/01/2036	2,200,000	2,282,838
State of California, Various Purpose General Obligation, 5.25%, 10/01/2050	3,000,000	3,378,865
State of Illinois, General Obligation, 5.5%, 5/01/2039	440,000	481,656
State of Illinois, General Obligation, 5.75%, 5/01/2045	410,000	445,302
		$16,753,083
General Obligations - Schools – 13.6%
Alameda, CA, Unified School District Rev. (Election of 2022), “B”, 4%, 8/01/2052	$2,000,000	$1,995,715
Alvord, CA, Unified School District (Election of 2007), General Obligation, “A”, BAM, 4%, 8/01/2048	1,000,000	990,209
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2029	4,335,000	3,667,380
Conejo Valley, CA, Unified School District (Election of 2014), General Obligation, Capital Appreciation, “E”, 0%, 8/01/2037	4,240,000	2,516,962
Fresno, CA, Clovis Unified School District General Obligation (Election of 2020), “C”, 4%, 8/01/2048	5,000,000	4,961,356
Garden Grove, CA, Unified School District (Election 2016), General Obligation, BAM, 4%, 8/01/2046	3,000,000	3,005,034
Garvey, CA, School District (Election of 2004), Capital Appreciation, AGM, 0%, 8/01/2031	2,120,000	1,636,882
Imperial County, CA, Community College District Rev., Capital Appreciation, “C”, BAM, 0%, 8/01/2034	500,000	333,188
Kern County, CA, Sierra Sands Unified School District (Election of 2006), Capital Appreciation, AGM, 0%, 11/01/2033	1,260,000	844,857

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – continued
Lake Tahoe, CA, Unified School District (Election of 2008), Convertible Capital Appreciation, AGM, 0% to 8/01/2032, 6.375% to 8/01/2045	$1,590,000	$1,332,206
Los Angeles County, CA, Mt. San Antonio Community College District (Election of 2018), “A”, 4%, 8/01/2049	875,000	857,345
Los Angeles, CA, El Monte Union High School District General Obligation (Election of 2008), Capital Appreciation, “F”, 0%, 6/01/2047	1,000,000	347,892
Los Angeles, CA, El Monte Union High School District General Obligation (Election of 2008), Capital Appreciation, “F”, 0%, 6/01/2048	2,000,000	659,055
Los Angeles, CA, El Monte Union High School District General Obligation (Election of 2008), Capital Appreciation, “F”, 0%, 6/01/2049	1,500,000	467,393
Los Angeles, CA, Paramount Unified School District, General Obligation, “C”, BAM, 3%, 8/01/2045	1,750,000	1,413,766
Los Angeles, CA, Unified School District, General Obligation Refunding, “A”, 5%, 7/01/2024	845,000	845,000
Los Angeles, CA, Unified School District, General Obligation Refunding, “C”, 5%, 7/01/2024	1,970,000	1,970,000
Marin County, CA, San Rafael City Elementary School District Rev., “B”, 4%, 8/01/2047	2,595,000	2,554,608
Mendocino Lake, CA, Community College District Rev. (Election of 2006), Capital Appreciation, “B”, AGM, 0%, 8/01/2032	1,570,000	1,180,011
Modesto, CA, Elementary School District, General Obligation, “B”, 3%, 8/01/2046	170,000	139,238
Modesto, CA, Elementary School District, General Obligation, “B”, 3%, 8/01/2050	105,000	83,623
Modesto, CA, High School District (Election of 2022), General Obligation, “A”, 5%, 8/01/2024	1,005,000	1,006,239
Moorpark, CA, Unified School District (Election of 2008), Capital Appreciation, “A”, AGM, 0%, 8/01/2033	500,000	356,958
Moreland, CA, School District (Election of 2002), Capital Appreciation, “B”, FGIC, 0%, 8/01/2028	1,440,000	1,251,078
Mount Diablo, CA, Unified School District (Election of 2010), Convertible Capital Appreciation, “A”, AGM, 5.5% to 8/01/2019, 6% to 8/01/2030	3,000,000	3,067,460
Mount San Antonio, CA, Community College District Rev. (Election of 2008), Convertible Capital Appreciation, “A”, 0% to 8/01/2028, 6.25% to 8/01/2043	5,000,000	4,900,808
Napa Valley, CA, Unified School District (Election of 2006), Capital Appreciation, “A”, 0%, 8/01/2029	3,385,000	2,846,559
Oakland, CA, Unified School District Rev., “A”, AGM, 5.25%, 8/01/2048	7,000,000	7,827,035
Pomona, CA, Unified School District, General Obligation, “F”, BAM, 3%, 8/01/2048	90,000	70,806
Riverside County, CA, Palm Springs Unified School District General Obligation (Election of 2016), “B”, 4%, 8/01/2049	3,000,000	2,957,930
San Diego, CA, La Mesa-Spring Valley School District, General Obligation, “B”, 4%, 8/01/2051	2,000,000	1,988,276
San Diego, CA, San Ysidro School District (Measure U Election of 2020), General Obligation, “B”, AGM, 4%, 8/01/2045	1,850,000	1,800,574
San Diego, CA, Unified School District (Election of 2012), General Obligation, “I”, BAM, 4%, 7/01/2047	2,145,000	2,118,490
San Luis Obispo, CA, Lucia Mar Unified School District, General Obligation, “D”, 4%, 8/01/2049	2,235,000	2,210,578
Santa Clara County, CA, Mountain View Whisman School District General Obligation (Election of 2020), “B”, 4.25%, 9/01/2045	5,750,000	5,931,473
Santa Maria Bonita, CA, School District (Election of 2014), General Obligation, BAM, 4%, 8/01/2042	1,000,000	1,002,004
Santa Maria Bonita, CA, School District (Election of 2014), General Obligation, BAM, 4%, 8/01/2044	1,250,000	1,252,283
South Monterey County, CA, Joint Union High School District (Election of 2018), “A-1”, AGM, 4%, 8/01/2049	2,480,000	2,459,569
Stanislaus County, CA, CERES Unified School District, Capital Appreciation, BAM, 0%, 8/01/2046	2,775,000	996,252
Stanislaus County, CA, CERES Unified School District, Capital Appreciation, BAM, 0%, 8/01/2047	3,035,000	1,034,547
Sweetwater, CA, Union High School District, “C”, 4%, 8/01/2043	2,000,000	2,000,629
West Contra Costa, CA, Unified School District (Election of 2020), General Obligation, “A-1”, AGM, 3%, 8/01/2046	3,365,000	2,781,182
Yolo County, CA, Davis Joint Unified School District, General Obligation, BAM, 3%, 8/01/2043	1,250,000	1,052,541
		$82,714,991
Healthcare Revenue - Hospitals – 10.8%
California Health Facilities Financing Authority Rev. (Cedars-Sinai Health System), “A”, 5%, 8/15/2051	$5,000,000	$5,382,253
California Health Facilities Financing Authority Rev. (Children's Hospital Los Angeles), “A”, 5%, 8/15/2042	2,550,000	2,608,710
California Health Facilities Financing Authority Rev. (El Camino Hospital), 5%, 2/01/2037	1,000,000	1,045,921
California Health Facilities Financing Authority Rev. (Sutter Health), “A”, 5%, 11/15/2038	1,000,000	1,047,236
California Infrastructure & Economic Development Bank Rev. (Adventist Health Energy Projects), “A”, 5.25%, 7/01/2049	1,500,000	1,607,235
California Infrastructure & Economic Development Bank Rev. (Adventist Health Energy Projects), “A”, 5.25%, 7/01/2054	1,500,000	1,601,231
California Municipal Finance Authority Rev. (Community Health Centers of the Central Coast, Inc.), “A”, 5%, 12/01/2036 (n)	175,000	177,611
California Municipal Finance Authority Rev. (Community Health Centers of the Central Coast, Inc.), “A”, 5%, 12/01/2046 (n)	750,000	726,798
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2036	1,275,000	1,301,605
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2037	850,000	866,900
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2042	425,000	429,971
California Municipal Finance Authority Rev. (Eisenhower Medical Center), “A”, 5%, 7/01/2042	2,000,000	2,024,764
California Municipal Finance Authority Rev. (Eisenhower Medical Center), “A”, 5%, 7/01/2047	1,000,000	1,004,364
California Municipal Finance Authority Rev. (Eisenhower Medical Center), “B”, 4%, 7/01/2047	1,685,000	1,453,839
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2028	205,000	204,512

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2029	$165,000	$164,611
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2030	85,000	84,863
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2044	415,000	385,446
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2047	1,500,000	1,477,761
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5.25%, 11/01/2052	4,000,000	4,249,065
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2047	2,545,000	2,551,781
California Public Finance Authority Rev. (Hoag Memorial Hospital Presbyterian), “A”, 4%, 7/15/2051	2,000,000	1,979,214
California Statewide Communities Development Authority Rev. (Emante Health), “A”, 4%, 4/01/2039	1,600,000	1,573,347
California Statewide Communities Development Authority Rev. (Emante Health), “A”, 4%, 4/01/2040	650,000	635,392
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, AGM, 5.375%, 8/15/2057	5,000,000	5,405,455
California Statewide Communities Development Authority Rev. (John Muir Health), “A”, 5%, 12/01/2053	1,000,000	1,025,925
California Statewide Communities Development Authority Rev. (John Muir Health), “A”, 5%, 12/01/2057	2,000,000	2,046,130
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2041 (n)	1,405,000	1,419,505
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2046 (n)	200,000	201,384
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.5%, 12/01/2054	1,650,000	1,654,867
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2056 (n)	1,955,000	1,970,244
California Statewide Communities Development Authority Rev. (Marin General Hospital), “A”, 5%, 8/01/2036	635,000	652,944
California Statewide Communities Development Authority Rev. (Marin General Hospital), “A”, 5%, 8/01/2037	455,000	466,510
California Statewide Communities Development Authority Rev. (Marin General Hospital), “A”, 5%, 8/01/2038	430,000	438,574
California Statewide Communities Development Authority Rev. (Redlands Community Hospital), 5%, 10/01/2046	1,925,000	1,950,493
California Statewide Communities Development Authority, Hospital Rev. (Methodist Hospital of Southern California), 5%, 1/01/2038	1,500,000	1,589,000
Doylestown, PA, Hospital Authority Rev., “A”, 5%, 7/01/2049 (Prerefunded 7/01/2029)	5,000	5,394
Doylestown, PA, Hospital Authority Rev., “A”, 5%, 7/01/2049	65,000	63,104
Palomar Health, CA, Refunding Rev., AGM, 5%, 11/01/2047	2,000,000	2,049,675
Tulare County, CA, Sierra View Local Health Care District Rev., 4%, 7/01/2024	235,000	235,000
Tulare County, CA, Sierra View Local Health Care District Rev., 4%, 7/01/2025	290,000	289,898
Tulare County, CA, Sierra View Local Health Care District Rev., 4%, 7/01/2026	300,000	300,163
Tulare County, CA, Sierra View Local Health Care District Rev., 5%, 7/01/2028	665,000	693,332
Tulare County, CA, Sierra View Local Health Care District Rev., 5%, 7/01/2029	635,000	667,685
University of California Regents, Medical Center Pooled Rev., “P”, 4%, 5/15/2053	5,000,000	4,877,258
Upland, CA (San Antonio Regional Hospital), COP, 4%, 1/01/2042	1,000,000	906,866
Upland, CA (San Antonio Regional Hospital), COP, 5%, 1/01/2047	1,000,000	1,016,939
Washington Township, CA, Health Care District Rev., “A”, 5%, 7/01/2031	325,000	339,856
Washington Township, CA, Health Care District Rev., “A”, 5%, 7/01/2042	1,000,000	1,007,365
		$65,857,996
Healthcare Revenue - Long Term Care – 3.5%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Eskaton Properties, Inc.), 5%, 11/15/2035	$1,270,000	$1,270,117
California Health Facilities Financing Authority Rev. (Episcopal Communities & Services), “A”, 3.85%, 11/15/2027	1,800,000	1,799,078
California Health Facilities Financing Authority Rev. (Episcopal Communities & Services), “B”, 5%, 11/15/2043	750,000	793,420
California Health Facilities Financing Authority Rev. (Episcopal Communities & Services), “B”, 5.25%, 11/15/2048	1,000,000	1,067,928
California Health Facilities Financing Authority Rev. (Episcopal Communities & Services), “B”, 5.25%, 11/15/2053	1,250,000	1,325,178
California Health Facilities Financing Authority Rev. (Episcopal Communities & Services), “B”, 5.25%, 11/15/2058	2,000,000	2,103,219
California Health Facilities Financing Authority Rev. (Northern California Presbyterian Homes and Services, Inc.), 5%, 7/01/2039	1,000,000	1,013,863
California Health Facilities Financing Authority Rev. (ON LOK Senior Health Services), 5%, 8/01/2040	650,000	685,821
California Health Facilities Financing Authority Rev. (ON LOK Senior Health Services), 5%, 8/01/2050	1,000,000	1,034,044
California Health Facilities Financing Authority Rev. (ON LOK Senior Health Services), 5%, 8/01/2055	1,000,000	1,027,587
California Public Finance Authority, Senior Living Refunding Rev. (Enso Village Project), “A”, 5%, 11/15/2036 (n)	775,000	775,428
California Public Finance Authority, Senior Living Refunding Rev. (Enso Village Project), “A”, 5%, 11/15/2046 (n)	1,250,000	1,166,992
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.25%, 11/01/2044 (n)	1,405,000	1,367,242
California Statewide Communities Development Authority Rev. (Front Porch Communities and Services), “A”, 4%, 4/01/2039	500,000	500,278
California Statewide Communities Development Authority Rev. (Front Porch Communities and Services), “A”, 4%, 4/01/2040	500,000	495,893
California Statewide Communities Development Authority Rev. (Front Porch Communities and Services), “A”, 4%, 4/01/2042	735,000	718,199

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
California Statewide Communities Development Authority Rev. (Front Porch Communities and Services), “A”, 5%, 4/01/2047	$1,835,000	$1,869,218
California Statewide Communities Development Authority, Insured Rev. (Viamonte Senior Living 1 Project), “A”, 4%, 7/01/2038	435,000	438,009
California Statewide Communities Development Authority, Insured Rev. (Viamonte Senior Living 1 Project), “A”, 4%, 7/01/2039	430,000	432,425
California Statewide Communities Development Authority, Insured Rev. (Viamonte Senior Living 1 Project), “A”, 4%, 7/01/2040	435,000	436,177
California Statewide Communities Development Authority, Insured Rev. (Viamonte Senior Living 1 Project), “A”, 4%, 7/01/2043	980,000	974,884
		$21,295,000
Industrial Revenue - Environmental Services – 3.6%
California Municipal Finance Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), “A”, 4%, 7/01/2041 (Put Date 10/01/2024)	$3,000,000	$3,000,062
California Municipal Finance Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), “A”, 3.875%, 3/01/2054 (Put Date 3/01/2034)	4,000,000	4,058,317
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 4.125%, 10/01/2041 (Put Date 10/01/2025)	3,000,000	3,006,558
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 2.4%, 10/01/2044 (Put Date 10/01/2029)	3,000,000	2,862,364
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 4.25%, 12/01/2044 (Put Date 12/02/2024)	3,000,000	3,001,061
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “B”, 4.8%, 11/01/2041 (Put Date 6/02/2025)	4,000,000	4,014,627
California Pollution Control Financing Authority, Solid Waste Refunding Rev. (Republic Services, Inc. Project), “B”, 3.7%, 8/01/2024 (Put Date 8/01/2024) (n)	2,000,000	2,000,328
		$21,943,317
Industrial Revenue - Other – 0.1%
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	$500,000	$452,997
Miscellaneous Revenue - Other – 2.4%
California Infrastructure & Economic Development Bank Rev. (Academy of Sciences), “A”, 3.25%, 8/01/2029	$1,000,000	$980,840
California Infrastructure & Economic Development Bank Rev. (Brightline West Passenger Rail Project), “A”, 3.95%, 1/01/2050 (Put Date 1/30/2025)	5,000,000	5,001,017
Long Beach, CA, Marina Rev. (Alamitos Bay Marina Project), 5%, 5/15/2031	1,335,000	1,343,336
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	205,000	209,489
San Francisco, CA, City & County Airports Commission, International Airport Special Facilities Lease Rev. (SFO Fuel Co. LLC), 5%, 1/01/2040	1,510,000	1,567,170
San Luis Obispo, CA, Public Financing Authority, Lease Rev. (Cultural Arts District Parking Project), 5%, 12/01/2053	5,000,000	5,500,646
		$14,602,498
Multi-Family Housing Revenue – 11.7%
California Community Housing Agency, Essential Housing Rev. (Aster), “A-1”, 4%, 2/01/2056 (n)	$2,200,000	$1,939,266
California Community Housing Agency, Essential Housing Rev. (Aster), “A-2”, 4%, 2/01/2043 (n)	2,900,000	2,650,157
California Community Housing Agency, Essential Housing Rev. (Fountains at Emerald Park), “A-1”, 3%, 8/01/2056 (n)	3,000,000	2,215,387
California Housing Finance Agency Municipal Certificates, “A”, 4%, 3/20/2033	2,777,678	2,798,375
California Housing Finance Agency Municipal Certificates, “A”, 4.375%, 9/20/2036	1,985,305	2,063,710
California Housing Finance Agency, Affordable Housing Rev., “A-1”, 4.125%, 8/01/2038	800,000	802,543
California Housing Finance Agency, Multi-Family Housing Rev. (Ocean View Garden Apartments), “J”, FNMA, 4.33%, 2/01/2042	3,000,000	3,010,600
California Housing Finance Agency, Multi-Family Housing Rev. (Playa Del Alameda Apartments), “Q”, FNMA, 4.25%, 8/01/2041	1,000,000	1,003,269
California Housing Finance Agency, Multi-Family Housing Rev. (Shoreview Apartments), “T”, FHLMC, 4.1%, 7/01/2040	5,000,000	4,987,328
California Housing Finance Agency, Multi-Family Housing Rev. (Symphony at Del Sur), “V”, 5%, 5/01/2054 (Put Date 11/01/2026)	1,350,000	1,382,305
California Municipal Finance Authority, Multi-Family Housing Rev. (CityView Apartments), “A”, 4%, 11/01/2036 (n)	4,000,000	3,797,520
California Municipal Finance Authority, Multi-Family Housing Rev. (Gibson Drive Apartments Project), “A”, 4.45%, 12/01/2042	4,000,000	4,041,582
California Municipal Finance Authority, Multi-Family Housing Rev. (Terracine at Westpark Apartments), “A”, 3.2%, 9/01/2045	2,500,000	2,483,063

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Multi-Family Housing Revenue – continued
California Municipal Finance Authority, Multi-Family Tax-Exempt Mortgage-Backed (Greenfield Commons I), “A”, 5.28%, 9/01/2046	$3,300,000	$3,547,738
California Municipal Special Finance Agency VIII, Essential Housing Rev. (Elan Huntington Beach), “A-2”, 4%, 8/01/2047 (n)	2,900,000	2,548,789
California Municipal Special Finance Agency XII, Essential Housing Rev. (Allure Apartments), “A-1”, 3.25%, 2/01/2057 (n)	2,000,000	1,502,491
California Municipal Special Finance Agency, Essential Housing Rev. (Solana at Grand), “A-1”, 4%, 8/01/2056 (n)	3,000,000	2,676,508
California Statewide Communities Development Authority, Essential Housing Rev. (Orange Portfolio), “B”, 4%, 3/01/2057 (n)	2,000,000	1,503,256
Carlsbad, CA, Multi-Family Housing Rev. (Mariposa Apartments), “A”, 4.6%, 2/01/2036	1,750,000	1,736,127
Los Angeles County, CA, Development Authority, Multi-Family Housing Rev. (West Los Angeles VA - Building 156 & 157 Apartments), “C”, 3.75%, 12/01/2046 (Put Date 12/01/2026)	2,750,000	2,748,618
Los Angeles County, CA, Development Authority, Multi-Family Housing Rev. (West Los Angeles VA Campus Building 402 Apartments), 3.375%, 1/01/2046 (Put Date 7/01/2026)	3,600,000	3,555,499
Los Angeles, CA, Multi-Family Housing Authority Refunding Rev., “A”, 3.75%, 4/01/2034	5,250,000	5,262,803
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	1,326,197	1,317,862
North Carolina Housing Finance Agency (Multi-Family Tax-Exempt Mortgaged Back), FNMA, 4.45%, 5/01/2040	3,000,000	3,030,194
Sacramento County, CA, Multi-Family Housing Authority (Albert Einstein Residence Center), “A”, 4.125%, 4/01/2040	2,500,000	2,492,414
San Diego, CA, Multi-Family Housing Authority Rev. (Rancho Del Norta Apartments), 4.6%, 2/01/2036	243,000	234,023
San Diego, CA, Multi-Family Housing Authority Rev. (Rancho Del Norta Apartments), “C”, 4.6%, 2/01/2036	1,860,000	1,789,314
San Jose, CA, Multi-Family Housing Rev. (Parkmoor) “F-2”, 5%, 6/01/2027 (Put Date 6/01/2026)	2,000,000	2,046,419
Virginia Housing Development Authority, Rental Housing, “F”, 5.15%, 11/01/2048	2,000,000	2,065,533
		$71,232,693
Parking – 0.3%
Stockton, CA, Public Financing Authority Parking Rev., 5%, 3/01/2047	$1,625,000	$1,627,118
Port Revenue – 1.6%
Alameda, CA, Corridor Transportation Authority Rev., Capital Appreciation, “C”, AGM, 0%, 10/01/2053	$12,000,000	$2,901,217
Los Angeles, CA, Harbor Department Refunding Rev., “A”, 5%, 8/01/2025	6,750,000	6,857,248
		$9,758,465
Sales & Excise Tax Revenue – 2.3%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	$40,000	$42,654
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	390,000	375,095
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	114,000	114,426
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	382,000	376,437
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	5,346,000	5,325,188
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	944,000	931,344
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	385,000	379,838
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	9,000	8,571
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	2,826,000	2,781,198
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	6,000	6,000
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	31,000	25,581
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	1,566,000	1,188,716
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	1,524,000	1,059,539
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	960,000	748,800
Wisconsin Public Finance Authority Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (a)(d)(n)	555,000	432,900
		$13,796,287
Secondary Schools – 4.1%
California Infrastructure & Economic Development Bank Rev. (Colburn School), 1.75%, 8/01/2055 (Put Date 8/01/2026)	$1,000,000	$950,121
California Infrastructure & Economic Development Bank, Senior National Charter School Revolving Rev. (Equitable School), “B”, 4%, 11/01/2050	500,000	468,510
California Infrastructure & Economic Development Bank, Senior National Charter School Revolving Rev. (Equitable School), “B”, 4.125%, 11/01/2052	3,075,000	2,919,414
California Municipal Finance Authority, Charter School Lease Rev. (Palmdale Aerospace Academy Project), “A”, 5%, 7/01/2038 (n)	970,000	986,718
California Municipal Finance Authority, Education Rev. (American Heritage Education Foundation Project), “A”, 5%, 6/01/2046	750,000	750,161
California Municipal Finance Authority, School Facility Rev. (St. Mary's School - Aliso Viejo), “A”, 5.5%, 5/01/2044	350,000	357,966

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Secondary Schools – continued
California Municipal Finance Authority, School Facility Rev. (St. Mary's School - Aliso Viejo), “A”, 5.75%, 5/01/2054	$435,000	$446,064
California Municipal Finance Authority, School Facility Rev. (St. Mary's School - Aliso Viejo), “A”, 5.875%, 5/01/2059	390,000	401,557
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), 5%, 8/01/2041 (Prerefunded 8/01/2025) (n)	50,000	50,928
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), 5%, 8/01/2041 (n)	450,000	452,196
California School Finance Authority, Charter School Refunding Rev. (Partnerships to Uplift Communities Project), 5.25%, 8/01/2038	500,000	525,742
California School Finance Authority, Charter School Refunding Rev. (Partnerships to Uplift Communities Project), 5.5%, 8/01/2043	550,000	583,038
California School Finance Authority, Charter School Refunding Rev. (Partnerships to Uplift Communities Project), 5.5%, 8/01/2047	525,000	550,988
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2040 (n)	415,000	417,500
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2045 (n)	415,000	416,259
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), “A”, 5%, 8/01/2040 (n)	525,000	535,246
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), “A”, 5%, 8/01/2050 (n)	1,000,000	1,004,125
California School Finance Authority, Charter School Rev. (Downtown College Prep - Obligated Group), 5%, 6/01/2046 (n)	1,000,000	986,851
California School Finance Authority, Charter School Rev. (Social Bonds - Fenton Charter Public Schools Obligated Group), “A”, 5%, 7/01/2040 (n)	1,125,000	1,134,029
California School Finance Authority, Charter School Rev. (Social Bonds - Fenton Charter Public Schools Obligated Group), “A”, 5%, 7/01/2058 (n)	625,000	619,947
California School Finance Authority, Educational Facilities Rev. (New Designs Charter School Adams Campus Project), “A”, 5%, 6/01/2030 (n)	900,000	925,215
California School Finance Authority, Educational Facilities Rev. (New Designs Charter School Adams Campus Project), “A”, 5%, 6/01/2050 (n)	2,120,000	2,133,618
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2030 (n)	1,245,000	1,254,266
California School Finance Authority, School Facility Rev. (Green Dot Public Schools California Projects), “A”, 5%, 8/01/2038 (n)	870,000	891,534
California School Finance Authority, School Facility Rev. (Green Dot Public Schools California Projects), “A”, 5%, 8/01/2048 (n)	870,000	874,469
California School Finance Authority, School Facility Rev. (KIPP LA Projects), “A”, 5%, 7/01/2034	530,000	530,522
California School Finance Authority, School Facility Rev. (KIPP LA Projects), “A”, 5%, 7/01/2037 (n)	505,000	520,100
California School Finance Authority, School Facility Rev. (KIPP LA Projects), “A”, 5.125%, 7/01/2044	470,000	470,274
California School Finance Authority, School Facility Rev. (KIPP LA Projects), “A”, 5%, 7/01/2047 (n)	745,000	754,063
California School Finance Authority, School Facility Rev. (KIPP SoCal Projects), “A”, 5%, 7/01/2049 (n)	1,050,000	1,067,248
California Statewide Communities Development Authority, School Facility Rev. (Alliance for College-Ready Public Schools), “A”, 6.375%, 7/01/2047	1,270,000	1,271,411
		$25,250,080
Single Family Housing - Other – 0.2%
California Department of Veterans Affairs, Home Purchase Rev., “A”, 5.5%, 12/01/2052	$930,000	$972,279
State & Local Agencies – 3.8%
Fresno, CA, Joint Powers Financing Authority Rev., Lease Revenue Refunding Rev. (Master Lease Projects), “A”, AGM, 5%, 4/01/2037	$800,000	$835,118
Garden Grove, CA, Public Financing Authority Rev., “A”, BAM, 4%, 4/01/2054	4,000,000	3,907,356
Indio, CA, Public Financing Authority Lease Rev., “A”, BAM, 5.25%, 11/01/2047	3,735,000	4,127,610
North Lake Tahoe, CA, Public Financing Authority Lease Rev. (Health and Human Services Center), 5.5%, 12/01/2047	4,425,000	4,904,089
Ontario, CA, Public Financing Authority Lease Rev. (Civic Center Improvements), “A”, 5%, 11/01/2037	300,000	341,633
Ontario, CA, Public Financing Authority Lease Rev. (Civic Center Improvements), “A”, 5%, 11/01/2038	500,000	566,138
Ontario, CA, Public Financing Authority Lease Rev. (Civic Center Improvements), “A”, 5%, 11/01/2039	700,000	787,856
Ontario, CA, Public Financing Authority Lease Rev. (Civic Center Improvements), “A”, 5%, 11/01/2040	900,000	1,004,663
Santa Clara County, CA, Financing Authority Lease Rev. (Capital Facilities), “A”, 3%, 5/01/2039	5,270,000	4,740,329
Victorville, CA, Electric Rev., “A”, 5%, 5/01/2034	500,000	559,768
Victorville, CA, Electric Rev., “A”, 5%, 5/01/2035	725,000	810,131
Victorville, CA, Electric Rev., “A”, 5%, 5/01/2036	590,000	657,084
		$23,241,775
Student Loan Revenue – 0.0%
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 2.65%, 11/01/2038	$275,000	$237,078

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax - Other – 1.9%
California Municipal Finance Authority, Special Tax Rev., “B”, 5.5%, 9/01/2043	$625,000	$666,872
California Municipal Finance Authority, Special Tax Rev., “B”, 5.75%, 9/01/2053	1,850,000	1,992,103
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2035	2,195,000	2,313,253
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2045	340,000	361,259
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2048	735,000	817,648
Dallas, TX, Senior Lien Special Tax Rev. (Fair Park Venue Project), 6.25%, 8/15/2053 (Put Date 8/15/2028)	515,000	518,522
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2036	170,000	173,257
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2046	500,000	501,380
Irvine, CA, Financial Authority Special Tax Rev. (Irvine Great Park Infrastructure Project), BAM, 4%, 9/01/2058	4,000,000	3,942,637
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 6.5%, 12/01/2037 (n)	100,000	97,294
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	305,000	303,883
		$11,688,108
Tax Assessment – 6.1%
California Statewide Communities Development Authority Rev. (Infrastructure Program), “A”, 5%, 9/02/2048	$940,000	$964,498
California Statewide Communities Development Authority Rev. (Infrastructure Program), “B”, 5%, 9/02/2039	1,000,000	1,053,261
California Statewide Communities Development Authority Rev. (Infrastructure Program), “B”, 5%, 9/02/2044	1,000,000	1,047,164
California Statewide Communities Development Authority Rev. (Infrastructure Program), “B”, 4%, 9/02/2050	505,000	431,373
California Statewide Communities Development Authority Rev. (Infrastructure Program), “C”, 4%, 9/02/2040	1,975,000	1,842,529
California Statewide Communities Development Authority Rev. (Infrastructure Program), “C”, 5%, 9/02/2044	500,000	512,073
California Statewide Communities Development Authority Rev. (Infrastructure Program), “C”, 5%, 9/02/2049	500,000	508,189
Huntington Beach, CA, Community Facilities District Special Tax (Grand Coast Resort), 5.125%, 9/01/2031	1,000,000	1,000,919
Lake Elsinore, CA, Public Financing Authority Rev., 5%, 9/01/2035	920,000	929,326
Lee Lake, CA, Public Financing Authority, Senior Lien Rev., “A”, 5.125%, 9/01/2035	1,000,000	1,001,625
Newport Beach, CA, Limited Obligation Improvement Bonds, “A”, 4.125%, 9/02/2038	575,000	576,499
Newport Beach, CA, Limited Obligation Improvement Bonds, “A”, 5%, 9/02/2043	650,000	688,424
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/2028	650,000	650,716
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/2029	1,350,000	1,351,537
Rancho Cucamonga, CA, Community Facilities District Special Tax, 5.25%, 9/01/2033	1,000,000	1,001,099
Rancho Cucamonga, CA, Redevelopment Agency, Tax Allocation Refunding (Successor Agency to the Rancho Redevelopment Project Area), AGM, 5%, 9/01/2032	2,625,000	2,630,328
River Islands, CA, Public Finance Authority Improvement Area No. 1, Special Tax Community Facilities District No. 2003-1, “A-1”, AGM, 4.25%, 9/01/2047	5,000,000	5,034,772
River Islands, CA, Public Finance Authority, Special Tax Community Facilities District No. 2016-1, AGM, 4.25%, 9/01/2042	1,000,000	1,007,872
River Islands, CA, Public Finance Authority, Special Tax Community Facilities District No. 2016-1, AGM, 4.5%, 9/01/2047	2,550,000	2,609,732
Riverside County, CA, Jurupa Valley Redevelopment Project Rev., “B”, AGM, 5%, 10/01/2030	890,000	907,907
Riverside County, CA, Jurupa Valley Redevelopment Project Rev., “B”, AGM, 5%, 10/01/2031	1,095,000	1,116,013
Riverside County, CA, Redevelopment Agency, Tax Allocation, “A”, AGM, 5%, 10/01/2034	1,385,000	1,389,988
San Francisco, CA, City & County Development Special Tax District No. 2020-1 (Mission Rock Facilities & Services), “A”, 4%, 9/01/2026 (n)	100,000	99,341
San Francisco, CA, City & County Development Special Tax District No. 2020-1 (Mission Rock Facilities & Services), “A”, 4%, 9/01/2051 (n)	1,600,000	1,339,847
San Francisco, CA, City & County Redevelopment Successor Agency, Community Facilities District No. 6 Special Tax (Mission Bay South Public Improvements), AGM, 5.25%, 8/01/2041	1,500,000	1,700,136
San Francisco, CA, City & County Redevelopment Successor Agency, Community Facilities District No. 6 Special Tax (Mission Bay South Public Improvements), AGM, 5.25%, 8/01/2042	1,250,000	1,411,133
San Francisco, CA, City & County Redevelopment Successor Agency, Community Facilities District No. 6 Special Tax (Mission Bay South Public Improvements), AGM, 5.25%, 8/01/2043	1,000,000	1,123,249
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	750,000	750,361
San Joaquin, CA, Area Flood Control Agency, Levee Construction & Maintenance Assessment District, “A”, AGM, 4%, 10/01/2048	835,000	824,146
San Joaquin, CA, Area Flood Control Agency, Levee Construction & Maintenance Assessment District, “A”, AGM, 4.125%, 10/01/2053	1,000,000	991,876
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “B”, 5%, 10/01/2034	300,000	312,899

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – continued
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “B”, 5%, 10/01/2038	$575,000	$590,997
		$37,399,829
Tobacco – 2.3%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	$1,365,000	$1,258,337
California County Tobacco Securitization Agency Settlement (Gold Country Settlement Funding Corp.), Capital Appreciation, “B-2”, 0%, 6/01/2055	5,000,000	1,066,643
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2049	3,515,000	3,253,199
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2049	330,000	336,073
California County Tobacco Securitization Agency Settlement (Sonoma County Securitization Corp.), “B-1”, 5%, 6/01/2049	345,000	351,811
California County Tobacco Securitization Agency Settlement (Sonoma County Securitization Corp.), Capital Appreciation, “B-2”, 0%, 6/01/2055	10,000,000	2,133,286
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5%, 6/01/2051	4,000,000	4,144,181
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	1,325,000	1,242,686
		$13,786,216
Transportation - Special Tax – 1.1%
New Jersey Transportation Trust Fund Authority, “A”, 5%, 12/15/2039	$500,000	$529,736
Orange County, CA, Transportation Authority, Anticipation Notes (I-405 Improvement Project), ETM, 5%, 10/15/2024	6,325,000	6,354,688
		$6,884,424
Universities - Colleges – 3.9%
California Educational Facilities Authority Rev. (Art Center College of Design), “A”, 5%, 12/01/2036	$2,060,000	$2,160,689
California Educational Facilities Authority Rev. (Chapman University), “B”, 4%, 4/01/2047	1,000,000	955,070
California Educational Facilities Authority Rev. (Loma Linda University), “A”, 5%, 4/01/2036	425,000	440,113
California Educational Facilities Authority Rev. (Loma Linda University), “A”, 5%, 4/01/2037	1,265,000	1,308,492
California Educational Facilities Authority Rev. (Loyola Marymount University), “B”, 5%, 10/01/2038	630,000	664,615
California Educational Facilities Authority Rev. (Saint Mary's College), “A”, 5.5%, 10/01/2053	1,250,000	1,322,567
California Educational Facilities Authority Rev. (University of Redlands), “A”, 5%, 10/01/2036	1,000,000	1,016,688
California Educational Facilities Authority Rev. (University of Redlands), “A”, 5%, 10/01/2037	1,000,000	1,015,593
California Educational Facilities Authority Rev. (University of Redlands), “A”, 5%, 10/01/2038	500,000	506,971
California Educational Facilities Authority Rev. (University of San Francisco), “A”, 5%, 10/01/2038	1,000,000	1,056,156
California Municipal Finance Authority Rev. (Biola University), 5%, 10/01/2033	625,000	647,765
California Municipal Finance Authority Rev. (Biola University), 5%, 10/01/2035	1,195,000	1,236,680
California Municipal Finance Authority Rev. (Biola University), 5%, 10/01/2039	1,000,000	1,027,072
California Municipal Finance Authority Rev. (Emerson College), “B”, 5%, 1/01/2042	4,310,000	4,399,583
California Municipal Finance Authority Rev. (University of La Verne), “A”, 5%, 6/01/2043	1,500,000	1,539,002
California Municipal Finance Authority Rev. (William Jessup University), 5%, 8/01/2039	500,000	456,787
California Municipal Finance Authority Rev. (William Jessup University), 5%, 8/01/2048	2,500,000	2,149,479
California State University Systemwide Rev., “A”, 3%, 11/01/2052	2,000,000	1,541,713
Tulare and Kings Counties, CA, College of the Sequoias Community District (Area Improvement District No. 3), “E”, 3%, 8/01/2051	200,000	160,287
		$23,605,322
Universities - Dormitories – 3.2%
California Community College Financing Authority, Student Housing Rev. (NCCD - Napa Valley Properties LLC - Napa Valley College Project), “A”, 5.75%, 7/01/2060 (n)	$2,250,000	$2,290,381
California Enterprise Development Authority, Student Housing Refunding Rev. (Provident Group - Pomona Properties L.L.C. Project), “A”, 5%, 1/15/2039	650,000	699,316
California Enterprise Development Authority, Student Housing Refunding Rev. (Provident Group - Pomona Properties L.L.C. Project), “A”, 5%, 1/15/2045	1,000,000	1,044,976
California Enterprise Development Authority, Student Housing Rev. (Provident Group - SDSU Properties LLC - M@College Project), “A”, 5%, 8/01/2045	600,000	612,687
California Enterprise Development Authority, Student Housing Rev. (Provident Group - SDSU Properties LLC - M@College Project), “A”, 5%, 8/01/2050	650,000	662,688
California Enterprise Development Authority, Student Housing Rev. (Provident Group - SDSU Properties LLC - M@College Project), “A”, 5%, 8/01/2055	825,000	834,996
California Enterprise Development Authority, Student Housing Rev. (Provident Group - SDSU Properties LLC - M@College Project), “A”, 5%, 8/01/2057	450,000	454,270

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Dormitories – continued
California Municipal Finance Authority, Student Housing Rev. (Bowles Hall Foundation), “A”, 5%, 6/01/2035	$225,000	$226,980
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis I LLC - West Village Student Housing Project), 5%, 5/15/2037	2,605,000	2,717,790
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), “A”, 5%, 6/01/2034 (n)	375,000	390,047
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), “A”, 5%, 6/01/2039 (n)	475,000	484,304
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), “A”, 5%, 6/01/2051 (n)	1,440,000	1,441,181
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.875%, 11/01/2043	1,500,000	1,501,707
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2039 (n)	1,740,000	1,782,205
University of California, Hastings Campus Housing Finance Authority, Campus Housing Rev., “A”, 5%, 7/01/2045 (n)	3,000,000	2,908,968
University of California, Hastings Campus Housing Finance Authority, Campus Housing Rev., Convertible Capital Appreciation, “B”, 0% to 7/01/2035, 6.75% to 7/01/2061 (n)	3,250,000	1,544,552
		$19,597,048
Utilities - Cogeneration – 0.4%
California Pollution Control Financing Authority, Water Furnishing Refunding Rev. (San Diego County Water Authority Desalination Project Pipeline), 5%, 7/01/2039 (n)	$1,000,000	$1,045,419
California Pollution Control Financing Authority, Water Furnishing Refunding Rev. (San Diego County Water Authority Desalination Project Pipeline), 5%, 11/21/2045 (n)	1,610,000	1,659,652
		$2,705,071
Utilities - Investor Owned – 0.9%
California Statewide Communities Development Authority, Pollution Control Rev. (Southern California Edison Co.), “D”, 4.5%, 11/01/2033	$5,000,000	$5,282,316
Utilities - Municipal Owned – 0.9%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	$280,000	$280,659
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	315,000	315,448
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	50,000	25,062
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	475,000	238,094
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	765,000	383,456
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	1,200,000	601,500
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	180,000	90,225
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	100,000	50,125
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	50,000	25,062
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	455,000	228,069
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	235,000	117,794
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	200,000	100,250
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	40,000	20,050
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	620,000	310,775
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	55,000	54,411
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	45,000	22,556
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	95,000	47,619
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	290,000	145,362
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	325,000	162,906
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	115,000	57,644
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	355,000	177,944
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	280,000	140,350
Truckee Donner Public Utility District, CA, Electric System Rev., “A”, 5%, 11/15/2037	1,250,000	1,357,267
Vernon, CA, Electric System Rev., “A”, 5%, 8/01/2041	420,000	447,571
		$5,400,199
Utilities - Other – 5.3%
Black Belt Energy Gas District, AL, Gas Project Rev. (Project No. 8), “A”, 4%, 12/01/2052 (Put Date 12/01/2029)	$1,195,000	$1,189,772
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	2,735,000	2,886,345
California Community Choice Financing Authority, Clean Energy Project Rev., “A-1”, 4%, 5/01/2053 (Put Date 8/01/2028)	4,000,000	4,025,366

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Other – continued
California Community Choice Financing Authority, Clean Energy Project Rev., “A-1”, 5%, 12/01/2053 (Put Date 8/01/2029)	$5,000,000	$5,270,868
California Community Choice Financing Authority, Clean Energy Project Rev., “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	5,000,000	5,269,351
California Community Choice Financing Authority, Clean Energy Project Rev., “F”, 5.5%, 10/01/2054 (Put Date 11/01/2030)	3,000,000	3,280,415
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/2034	1,750,000	2,141,085
Patriots Energy Group Financing Agency, SC, Gas Supply Rev., “B-1”, 5.25%, 2/01/2054 (Put Date 3/01/2031)	1,900,000	2,057,130
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	2,540,000	2,685,845
Southern California Public Power Authority (Natural Gas Project No. 1), “A”, 5%, 11/01/2033	1,655,000	1,730,749
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	1,520,000	1,624,045
		$32,160,971
Water & Sewer Utility Revenue – 3.8%
Cambria, CA, Community Services District Wastewater Rev., “A”, AGM, 4.625%, 9/01/2047	$1,000,000	$1,031,158
Cambria, CA, Community Services District Wastewater Rev., “A”, AGM, 4.75%, 9/01/2052	1,100,000	1,135,331
East Bay, CA, Municipal Utility District Wastewater System Rev., “A”, 5%, 6/01/2049	1,000,000	1,109,168
East Bay, CA, Municipal Utility District Wastewater System Rev., “A”, 5%, 6/01/2054	1,000,000	1,102,901
East Bay, CA, Municipal Utility District Water System Refunding Rev., “A”, 5%, 6/01/2054	2,000,000	2,205,801
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	720,000	739,653
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2031	415,000	415,315
Pajaro Valley, CA, Water Management Agency Rev., COP, BAM, 4.125%, 3/01/2048	3,500,000	3,509,565
Pajaro Valley, CA, Water Management Agency Rev., COP, BAM, 4.125%, 3/01/2053	1,500,000	1,484,129
San Francisco, CA, City & County Public Utilities Commission, Power Rev. Bonds, “A”, 5%, 11/01/2053	3,500,000	3,813,363
Santa Barbara County, CA, Solid Waste System Rev., COP, “B”, 5%, 12/01/2036	2,000,000	2,103,623
Texas Water Development Board State Water Implementation Rev., “A”, 5%, 10/15/2058	1,560,000	1,675,413
Truckee Donner Public Utility District, CA, Water System Rev., “A”, 5%, 11/15/2042	2,070,000	2,304,237
Tulare, CA, Sewer Rev., AGM, 5%, 11/15/2035	830,000	848,448
		$23,478,105
Total Municipal Bonds		$601,597,611
Bonds – 0.2%
Transportation - Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$902,000	$864,690
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	1,727,489	514,619
Total Bonds		$1,379,309
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043	$973,401	$596,208
Investment Companies (h) – 0.1%
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 5.39% (v)	583,986	$584,044

Other Assets, Less Liabilities – 0.9%		5,734,859
Net Assets – 100.0%		$609,892,031
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $584,044 and $603,573,128, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $61,760,415, representing 10.1% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:

Portfolio of Investments (unaudited) – continued
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
COP	Certificate of Participation
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$602,193,819	$—	$602,193,819
U.S. Corporate Bonds	—	1,379,309	—	1,379,309
Mutual Funds	584,044	—	—	584,044
Total	$584,044	$603,573,128	$—	$604,157,172
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$6,019,447	$42,716,705	$48,150,305	$(665)	$(1,138)	$584,044

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$149,152	$—
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of June 30, 2024, are as follows:
California	90.5%
Puerto Rico	3.1%
Alabama	1.1%
Illinois	1.0%
Virginia	0.6%
Maine	0.5%
New York	0.5%
North Carolina	0.5%
Guam	0.4%
Texas	0.4%
South Carolina	0.3%
Tennessee	0.3%
Wisconsin	0.3%
New Hampshire	0.2%
Ohio	0.2%
New Jersey	0.1%
Minnesota (o)	0.0%
Pennsylvania (o)	0.0%
U.S. Virgin Islands (o)	0.0%
(o) Less than 0.1%.
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.